(Loss) Income Per Share (Details) - Schedule of computation of basic and diluted loss per common share (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Computation Of Basic And Diluted Loss Per Common Share Abstract
Weighted Average Shares Outstanding Diluted (in Shares)	79,385,028	10,151,051	3,322,733
Loss per share- diluted	$ (0.33)	$ (0.79)	$ (0.64)
Net loss per share from continuing operations diluted	(0.17)	(0.81)	(0.63)
Net (loss) income per share from discontinued operations diluted	$ (0.16)	$ 0.02	$ (0.01)